COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Cancer Prevention and Research Institute of Texas
In June 2016, the Company entered into a Cancer Research Grant Contract with CPRIT. Pursuant to the contract, CPRIT awarded the Company a grant up to $18.7 million, further modified to $16.1 million to fund development of LSD 1 inhibitor. The grant expired in 2023.
The Company will retain ownership over any intellectual property developed under the contract (“Project Result”). With respect to non-commercial use of any Project Result, the Company agreed to grant to CPRIT a nonexclusive, irrevocable, royalty-free, perpetual, worldwide license with right to sublicense any necessary additional intellectual property rights to exploit all Project Results by CPRIT, other governmental entities and agencies of the State of Texas, and private or independent institutions of higher education located in Texas, for education, research and other non-commercial purposes.
The Company is obligated to make revenue-sharing payments to CPRIT with respect to net sales of any product covered by the contract, up to a maximum repayment of certain percentage of the aggregate amount paid to the Company by CPRIT under the CPRIT contract. The payments are determined as a percentage of net sales, which may be reduced if the Company is required to obtain a license from a third party to sell any such product. In addition, upon meeting the foregoing limitation on revenue-sharing payments, the Company agreed to make continued revenue-sharing payments to CPRIT of less than 1% of net sales.
License Agreement with the University of Utah Research Foundation
In 2011, the Company entered into a license agreement with the University of Utah, under which the Company acquired an exclusive license to an epigenetic enzyme lysine specific demethylase 1 (“LSD1”). In exchange for the license, the Company issued 2% equity ownership in the Company on a fully diluted basis at the effective date of the agreement subject to certain adjustments specified in the agreement, such as granted revenue sharing rights on any resulting products or processes to commence on first commercial sale, and milestone payments based upon regulatory approval of any resulting product or process as well as on the second anniversary of first commercial sale.
Lease Agreement
The Company presently leases office space under operating lease agreements on a month-to-month basis.
COMMITMENTS AND CONTINGENCIES
Cancer Prevention and Research Institute of Texas
In June 2016, the Company entered into a Cancer Research Grant Contract with CPRIT. Pursuant to the contract, CPRIT awarded the Company a grant up to $18.7 million, further modified to $16.1 million to fund development of LSD 1 inhibitor. The grant expired during 2023.
The Company will retain ownership over any intellectual property developed under the contract (“Project Result”). With respect to non-commercial use of any Project Result, the Company agreed to grant to CPRIT a nonexclusive, irrevocable, royalty-free, perpetual, worldwide license with right to sublicense any necessary additional intellectual property rights to exploit all Project Results by CPRIT, other governmental entities and agencies of the State of Texas, and private or independent institutions of higher education located in Texas, for education, research and other non-commercial purposes.
The Company is obligated to make revenue-sharing payments to CPRIT with respect to net sales of any product covered by the contract, up to a maximum repayment of certain percentage of the aggregate amount paid to the Company by CPRIT under the CPRIT contract. The payments are determined as a percentage of net sales, which may be reduced if the Company is required to obtain a license from a third party to sell any such product. In addition, upon meeting the foregoing limitation on revenue-sharing payments, the Company agreed to make continued revenue-sharing payments to CPRIT of less than 1% of net sales.
License Agreement with the University of Utah Research Foundation
In 2011, the Company entered into a license agreement with the University of Utah, under which, the Company acquired license to LSD 1. In exchange for the license, the Company issued 2% equity ownership in the Company based on a fully diluted basis at the effective date of the agreement and subject to certain adjustments specified in the agreement, granted revenue sharing rights on any resulting products or processes to commence on first commercial sale, and milestone payments based upon regulatory approval of any resulting product or process as well as on the second anniversary of first commercial sale.
Lease Agreement
The Company presently leases office space under operating lease agreements on a month to month basis.